Exhibit 99.10

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
RCKT2026CES20007	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.7% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20007	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.7% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20007	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.7% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20014	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	No Cure Required. 2nd Lien. Downgraded. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.76% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.35% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20014	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.76% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.35% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20014	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.76% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.35% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20014	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.76% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.35% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20048	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 15.54% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.58% is less than Guideline CLTV of 80%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20048	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 15.54% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.58% is less than Guideline CLTV of 80%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20048	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 15.54% is less than Guideline LTV of 80%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.58% is less than Guideline CLTV of 80%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20070	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of 19.1% is less than Guideline LTV of 90%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.96% is less than Guideline CLTV of 90%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20070	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of 19.1% is less than Guideline LTV of 90%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.96% is less than Guideline CLTV of 90%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20070	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of 19.1% is less than Guideline LTV of 90%
Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.96% is less than Guideline CLTV of 90%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20085	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.05% is less than Guideline CLTV of 90%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 14.04% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20085	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.05% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 14.04% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20085	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.05% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 14.04% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20096	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.2% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.85% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20096	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.2% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.85% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20096	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.2% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.85% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20105	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.05% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 18.56% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20105	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.05% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 18.56% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20105	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.05% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 18.56% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20113	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of 6.13% is less than Guideline LTV of 90%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 29.28% is less than Guideline CLTV of 90%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20113	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 6.13% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 29.28% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20113	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 6.13% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 29.28% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20124	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 20.13% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.91% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20124	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 20.13% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.91% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20124	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 20.13% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.91% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20132	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.6% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 24.04% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20132	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.6% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 24.04% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20132	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.6% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 24.04% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20145	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.94% is less than Guideline CLTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 10% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20145	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.94% is less than Guideline CLTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 10% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20145	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.94% is less than Guideline CLTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 10% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20147	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	No Cure Required. 2nd Lien. Downgraded. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.28% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.02% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20147	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.28% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.02% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20147	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.28% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.02% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20147	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.28% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.02% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20171	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.92% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.49% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20171	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.92% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.49% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20171	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.92% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.49% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20223	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.97% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20223	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.97% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20223	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.97% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20274	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.09% is less than Guideline CLTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 24.78% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20274	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.09% is less than Guideline CLTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 24.78% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20274	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.09% is less than Guideline CLTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 24.78% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20298	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 18.38% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20298	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 18.38% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20298	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant

This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 18.38% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20300	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 78.37% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 21.98% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20300	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 78.37% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 21.98% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20300	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 78.37% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 21.98% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20310	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.95% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 12.52% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20310	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.95% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 12.52% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20310	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.95% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 12.52% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20342	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 6.21% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20342	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 6.21% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20342	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 6.21% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20352	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.06% is less than Guideline CLTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20352	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.06% is less than Guideline CLTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20352	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.06% is less than Guideline CLTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20352	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.06% is less than Guideline CLTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20404	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 41.42% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20404	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 41.42% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20404	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 41.42% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20416	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 34.33% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20416	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 34.33% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20416	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 34.33% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20439		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.			Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 41.11% is less than Guideline LTV of 90% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20439		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 41.11% is less than Guideline LTV of 90% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20439		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 41.11% is less than Guideline LTV of 90% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20448	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-2559	Compliance	XXX subprime Home Loan Test	This loan failed the XXX subprime home loan test. (XXX XXX Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.While the XXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. HPML compliant.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 16.36% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.95% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20448	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 16.36% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.95% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20448	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 16.36% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.95% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20448	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 16.36% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.95% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20479	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 33.43% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.96% is less than Guideline CLTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20479	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of 33.43% is less than Guideline LTV of 85%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.96% is less than Guideline CLTV of 85%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20479	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 33.43% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.96% is less than Guideline CLTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20486	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 25.64% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20486	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 25.64% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20486	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 25.64% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20489	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.26% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.7% is less than Guideline CLTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20489	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.26% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.7% is less than Guideline CLTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20489	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.26% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.7% is less than Guideline CLTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20492	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.36% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20492	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.36% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20492	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant, appraisal delivery evidenced	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.36% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20496	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	HPML compliant. This loan failed the XXX rate spread home loan test.
( XXX §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.61% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20496	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.61% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20496	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.61% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20496	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.61% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20515	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	HPML compliant. This loan failed the XXX rate spread home loan test.
( XXX §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.7% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.6% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20515	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.7% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.6% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20515	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.7% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.6% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20515	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.7% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.6% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20518		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Rescinded	finding-3367	Compliance	XXX Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within XXX business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXXAs not being open on XXXPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. Documentation required: Initial Application date is XX/XX/XXXX. Provide homeownership counseling organizations disclosure dated within XXX days of loan application.	Document Uploaded. Please see the attached early disclosure package which includes the first loan estimate and includes the homeownership counseling disclosure.	12/09/2025	XXX List is out of scope for limited scope reviews. Exception fired in error.	12/09/2025	0	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20518	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is HPML and meets the closed end 2nd lien requirements.	Informational	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.65% is less than Guideline LTV of 90%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20518	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.65% is less than Guideline LTV of 90%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20518	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.65% is less than Guideline LTV of 90%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20520	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.5% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.17% is less than Guideline CLTV of 90%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20520	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.5% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.17% is less than Guideline CLTV of 90%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20520	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.5% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.17% is less than Guideline CLTV of 90%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20541	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 26.01% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20541	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 26.01% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20541	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is HPML and meets closed end 2nd lien requirements.	Informational	12/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 26.01% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20569	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	The loan is an HPML and it meets the closed end 2nd lien requirements. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.76% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20569	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.76% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20569	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.76% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20582	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	The loan is an HPML and it meets the closed end 2nd lien requirements. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 10.19% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.2% is less than Guideline CLTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20582	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	The loan is an HPML and it meets the closed end 2nd lien requirements. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 10.19% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.2% is less than Guideline CLTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20582	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 10.19% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.2% is less than Guideline CLTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20582	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 10.19% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.2% is less than Guideline CLTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20645	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.33% is less than Guideline CLTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.92% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20645	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.33% is less than Guideline CLTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.92% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20645	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.33% is less than Guideline CLTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.92% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20681	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.24% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70.98% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20681	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.24% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70.98% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20681	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.24% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70.98% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20712	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant
Informational	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.75% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20712	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.75% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20712	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.75% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20717	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing	Document Uploaded. Please see uploaded document. The Business permit was obtained on XX/XX/XXXX and meets requirements.	12/10/2025	Borrower 1 3rd Party VOE Prior to Close Was Provided	12/11/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 28.8% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.8% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20717	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE0386	Credit	Borrower 1 Photo Identification not provided	Borrower 1 Photo Identification not provided.	Please see page XXX of the loan file. The photo ID is not required as a notary confirmed the ID information.	12/10/2025	Photo Identification provided.	12/11/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 28.8% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.8% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20717	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 28.8% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.8% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20717	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is HPML and meets closed end 2nd lien requirements.	Informational	12/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 28.8% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.8% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20717	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is HPML and meets closed end 2nd lien requirements.	Informational	12/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 28.8% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.8% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20730		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.03% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20730		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.03% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20730		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is HPML and meets closed end 2nd lien requirements.			Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.03% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20730		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is HPML and meets closed end 2nd lien requirements.			Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.03% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20796	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-2978	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.25% is less than Guideline CLTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 8.96% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20796	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.25% is less than Guideline CLTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 8.96% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20796	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.25% is less than Guideline CLTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 8.96% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20796	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.25% is less than Guideline CLTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 8.96% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20803	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.39% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.74% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20803	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.39% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.74% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20803	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.39% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.74% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20814	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.37% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 73.2% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20814	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.37% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 73.2% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20814	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.37% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 73.2% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20822		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE1330	Credit	Borrower 1 Paystubs Missing	Borrower 1 Paystubs Missing The loan file is missing the most recent YTD paystub for borrower employer XXX. Paystub must include commission income.	Document Uploaded. Please see the attached paystub for B1.	12/10/2025	Borrower 1 Paystubs Provided	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 27.52% is less than Guideline LTV of 85% Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20822		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The loan file is missing the most recent YTD paystub for borrower employer XXX. Paystub must include commission income.			Income and Employment Meet Guidelines	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 27.52% is less than Guideline LTV of 85% Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20822		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 27.52% is less than Guideline LTV of 85% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20822		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 27.52% is less than Guideline LTV of 85% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20861		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant			Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 18.88% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20861		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 18.88% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20861		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 18.88% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20949	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant
																	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.32% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20949		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.32% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES20949		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.32% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21000		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum Original CLTV is Below the Guideline Maximum Borrower has stable job time	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21000		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum Original CLTV is Below the Guideline Maximum Borrower has stable job time	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21000		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum Original CLTV is Below the Guideline Maximum Borrower has stable job time	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21027		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.61% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21027		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.61% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21027		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.61% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21029	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 27.03% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.27% is less than Guideline CLTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21029	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 27.03% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.27% is less than Guideline CLTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21029	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 27.03% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.27% is less than Guideline CLTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21058	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.15% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.68% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21058	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.15% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.68% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21058	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.15% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.68% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21062	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.16% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.58% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21062	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.16% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.58% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21062	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.16% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.58% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21072	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.47% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 36.5% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21072	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.47% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 36.5% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21072	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.47% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 36.5% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21144	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.45% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.99% is less than Guideline CLTV of 90%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21144	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.45% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.99% is less than Guideline CLTV of 90%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21144	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.45% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.99% is less than Guideline CLTV of 90%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21145		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	No Cure Required. 2nd Lien. Downgraded. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of 11.55% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21145		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of 11.55% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21145		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of 11.55% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21145		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of 11.55% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21192	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	No Cure Required. 2nd Lien. Downgraded. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 7.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.91% is less than Guideline CLTV of 80%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21192	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 7.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.91% is less than Guideline CLTV of 80%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21192	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 7.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.91% is less than Guideline CLTV of 80%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21192	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 7.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.91% is less than Guideline CLTV of 80%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21218	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.8% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.88% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21218	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.8% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.88% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21218	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.8% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.88% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21219	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.3% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 12.47% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21219	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.3% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 12.47% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21219	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.3% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 12.47% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21234	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.56% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21234	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.56% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21234	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.56% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21245	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 20% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.52% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21245	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 20% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.52% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21245	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 20% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.52% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21253	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.4% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.64% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21253	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.4% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.64% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21253	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.4% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.64% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21262	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 38.6% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.61% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21262	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 38.6% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.61% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21262	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 38.6% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.61% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21270		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.15% is less than Guideline LTV of 85% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21270		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.15% is less than Guideline LTV of 85% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21270		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.15% is less than Guideline LTV of 85% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21325	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 11.34% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21325	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 11.34% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21325	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 11.34% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21345	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-2978	Compliance	XXX Higher-Priced Mortgage Loan Test	No Cure Required. 2nd Lien. Downgraded. This loan failed the XXX higher-priced mortgage loan test. (XXX)Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 6% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.54% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21345	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 6% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.54% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21345	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 6% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.54% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21345	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 6% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.54% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21364	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 35.93% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.66% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21364	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 35.93% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.66% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21364	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 35.93% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.66% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21377	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 34.91% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 76.16% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21377	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 34.91% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 76.16% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21377	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 34.91% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 76.16% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21379	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 34.17% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.99% is less than Guideline CLTV of 90%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21379	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 34.17% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.99% is less than Guideline CLTV of 90%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21379	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is HPML Compliant	Informational	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 34.17% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.99% is less than Guideline CLTV of 90%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21392	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 5.43% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.96% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21392	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 5.43% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.96% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21392	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 5.43% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.96% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21423	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.34% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.32% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21423	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.34% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.32% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21423	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.34% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.32% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21436	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.02% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70.78% is less than Guideline CLTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21436	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.02% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70.78% is less than Guideline CLTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21436	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.02% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70.78% is less than Guideline CLTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21484	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.73% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 9.23% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21484	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.73% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 9.23% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21484	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.73% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 9.23% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21551	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.36% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 10.67% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21551	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.36% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 10.67% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21551	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.36% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 10.67% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21666		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 23.75% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21666		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant			Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 23.75% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21666		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 23.75% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21670		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.31% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21670		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.31% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21670		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPMLCompliant			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.31% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21785	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 20.45% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21785	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 20.45% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21785	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 20.45% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21822	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 28.57% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21822	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 28.57% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21822	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 28.57% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21844	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	Informational	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.72% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.84% is less than Guideline CLTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21844	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-2623	Compliance	XXX XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX XXX higher-priced mortgage loan test. ( XXX XXX XXX , XXX XXX )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (XXX).While the XXX XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	Informational	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.72% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.84% is less than Guideline CLTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21844	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.72% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.84% is less than Guideline CLTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21844	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.72% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.84% is less than Guideline CLTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21907	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.34% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 10.27% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21907	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.34% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 10.27% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21907	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.34% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 10.27% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21912	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 28.22% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21912	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 28.22% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21912	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-2978	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 28.22% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21912	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 28.22% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21922		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.51% is less than Guideline LTV of 80% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21922		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.51% is less than Guideline LTV of 80% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21922		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.51% is less than Guideline LTV of 80% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21974	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	HPML Compliant This loan failed the XXX rate spread home loan test.
														( XXX §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.			Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 38.1% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21974		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 38.1% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21974		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 38.1% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21974		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 38.1% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21983	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.34% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.92% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21983	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.34% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.92% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21983	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.34% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.92% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21988	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	Non-QM This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.07% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.68% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21988	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.07% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.68% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES21988	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.07% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.68% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22003	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Lender is qualifying borrower with $XXX (base) + $XXX (bonus) + $XXX (commission) = $XXX a month. The total income for XXX is $XXX / 12 months = $XXX a month. Missing break down of borrower's base, bonus and commission for XXX.	Document Uploaded. Please be advised the variable income can be broken out from the base on the W2, but for further clarification see the attached Work Number report confirming history of receipt for commission and bonus.; Document Uploaded. Please see attached income calculation breakdown.	12/12/2025	Lender provided WVOE dated XX/XX/XXXX to confirm qualifying income.; Income and Employment Meet Guidelines; Please advise what income documents were used for XXX Bonus and Commission. Audit did not locate XXX Bonus and Commission income in the loan file.	12/17/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.17% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.48% is less than Guideline CLTV of 80%	D	A	C	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22003	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Hazard insurance policy provided for OREO (XXX) discloses a second mortgagee with XXX. Provide verification of mortgage reflecting 0x30x12.	Document Uploaded. Please see attached further attestation that borrower is not associated with the XXX mortgage. ; Please be advised the insurance policy for the non-subject property is not in the borrower's name and the XXX loan is not listed on the borrower's credit report, this supports that the debt is not the borrower's debt and mortgage history is not required.	12/17/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; The insurance policy for the non-subject property Is in the borrower's name and the XXX Mortgage statement for REO XXX is also in the borrower's name. Please provide evidence that the XXX mortgage is Not in the borrower's name.	12/17/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.17% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.48% is less than Guideline CLTV of 80%	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22003	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.17% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.48% is less than Guideline CLTV of 80%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22003	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.17% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.48% is less than Guideline CLTV of 80%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22006	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE1328	Credit	Borrower 1 W2/XXX Missing	Borrower 1 W2/XXX Missing. The W2 in the loan image is blank.	Document Uploaded. Please see the attached W2.	12/10/2025	Borrower 1 W2/XXX Provided	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 8.05% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.34% is less than Guideline CLTV of 90%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22006	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 8.05% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.34% is less than Guideline CLTV of 90%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22006	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 8.05% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.34% is less than Guideline CLTV of 90%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22022	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant
Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 11.11% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.99% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22022	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 11.11% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.99% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22022	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 11.11% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.99% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22064	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 24.13% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.13% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22064	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 24.13% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.13% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22064	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 24.13% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.13% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22070	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.45% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.93% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22070	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.45% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.93% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22070	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.45% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.93% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22086	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant
Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 7.3% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 26.85% is less than Guideline CLTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22086	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 7.3% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 26.85% is less than Guideline CLTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22086	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 7.3% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 26.85% is less than Guideline CLTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22105	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant
																	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 47.17% is less than Guideline LTV of 90% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22105		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 47.17% is less than Guideline LTV of 90% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22105		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 47.17% is less than Guideline LTV of 90% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22108	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 23.06% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.85% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22108	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Need current mortgage statement, need to verified interest rate and P&I payments Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 23.06% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.85% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22108	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 23.06% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.85% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22115		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 48.82% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22115		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 48.82% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22115		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 48.82% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22123	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.46% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22123	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.46% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22123	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.46% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22129		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.02% is less than Guideline LTV of 85% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22129		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.02% is less than Guideline LTV of 85% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22129		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.02% is less than Guideline LTV of 85% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22134	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 15.34% is less than Guideline LTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22134	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-2623	Compliance	XXX XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX XXX higher-priced mortgage loan test. ( XXX XXX XXX , XXX XXX )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (XXX).While the XXX XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 15.34% is less than Guideline LTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22134	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 15.34% is less than Guideline LTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22134	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 15.34% is less than Guideline LTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22142	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.08% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22142	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.08% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22142	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.08% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22149	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE7496	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing HOA Statement or equivalent for subject property located at XXX supporting $XXX /mos.	Document Uploaded. Please see uploaded document, HOA confirmation as requested.	12/11/2025	Property document provided with HOA amount listed.	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.87% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.56% is less than Guideline CLTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22149	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.87% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.56% is less than Guideline CLTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22149	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.87% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.56% is less than Guideline CLTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22155		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 37.3% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22155		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 37.3% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22155		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 37.3% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22179	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.5% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 13.16% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22179	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.5% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 13.16% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22179	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.5% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 13.16% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22212	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.94% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 7.99% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22212	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.94% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 7.99% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22212	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.94% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 7.99% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22276	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 28.38% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.05% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22276	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 28.38% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.05% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22276	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 28.38% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.05% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22315	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.71% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.21% is less than Guideline CLTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22315	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.71% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.21% is less than Guideline CLTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22315	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.71% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.21% is less than Guideline CLTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22326	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.03% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.01% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22326	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.03% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.01% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22326	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.03% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.01% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22361		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Acknowledged	FPRO0947	Property	External Obsolescence Present	External obsolescence present. External obsolescence present in file: per appraiser the sub property is located on a busy street and suffers incurable external obsolescence	Unable to Resolve-Seller acknowledges exception, no change in grading	12/11/2025	Acknowledged as 2/B grading per client request.	12/11/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 21.39% is less than Guideline LTV of 90%	B	B	B	B	A	A	B	B	A	A	B	A	N/A	A	B	A	B	A	B	A	N/A	A	B	A	N/A	A	B	A	N/A	A	B	A	N/A	A	B	A	B	A	B	A	N/A	A	B	A	N/A	A	B	A	N/A	A
RCKT2026CES22361		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 21.39% is less than Guideline LTV of 90%	B	B	A	A	A	A	B	B	A	A	B	A	N/A	A	B	A	B	A	B	A	N/A	A	B	A	N/A	A	B	A	N/A	A	B	A	N/A	A	B	A	B	A	B	A	N/A	A	B	A	N/A	A	B	A	N/A	A
RCKT2026CES22361		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 21.39% is less than Guideline LTV of 90%	B	B	A	A	A	A	B	B	A	A	B	A	N/A	A	B	A	B	A	B	A	N/A	A	B	A	N/A	A	B	A	N/A	A	B	A	N/A	A	B	A	B	A	B	A	N/A	A	B	A	N/A	A	B	A	N/A	A
RCKT2026CES22373	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.19% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.87% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22373	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.19% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.87% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22373	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.19% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.87% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22378	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.24% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.99% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22378	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.24% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.99% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22387	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 7.42% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.67% is less than Guideline CLTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22387	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 7.42% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.67% is less than Guideline CLTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22387	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 7.42% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.67% is less than Guideline CLTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22387	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 7.42% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.67% is less than Guideline CLTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22399	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. 2nd Lien. Downgraded.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.17% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22399	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-2559	Compliance	XXX subprime Home Loan Test	This loan failed the XXX subprime home loan test. (XXX XXX Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.While the XXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.17% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22399	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.17% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22399	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.17% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22407	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 23.53% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.83% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22407	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 23.53% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.83% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22407	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 23.53% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.83% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22467	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 15.43% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22467	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 15.43% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22467	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 15.43% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22486		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 20.6% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22486		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 20.6% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22486		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 20.6% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22499	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.72% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.47% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22499	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.72% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.47% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22499	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.72% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.47% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22566	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 25% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.09% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22566	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 25% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.09% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22566	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 25% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.09% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22599		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-2838	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.44% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22599		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.44% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22599		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.44% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22599		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.44% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22605	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 43.48% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22605	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 43.48% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22605	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 43.48% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22605	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 43.48% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22608	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.66% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22608	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.66% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22608	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.66% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22615		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Downgraded to Level 1, HPML compliant.			Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of 24.17% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22615		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of 24.17% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22615		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of 24.17% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22646		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 21.84% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22646		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 21.84% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22646		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 21.84% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22665	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 32.96% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.76% is less than Guideline CLTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22665	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 32.96% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.76% is less than Guideline CLTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22665	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 32.96% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.76% is less than Guideline CLTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22695	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 30.15% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.09% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22695	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 30.15% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.09% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22695	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 30.15% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.09% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22697	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 29.07% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.56% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22697	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 29.07% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.56% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22697	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 29.07% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.56% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22732	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 32.53% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22732	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 32.53% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22732	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 32.53% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22738	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.43% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22738	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.43% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22738	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.43% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22771		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 26.77% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22771		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 26.77% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22771		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 26.77% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22804	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 33.25% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22804	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 33.25% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22804	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 33.25% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22817	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 36.83% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 14.42% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22817	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 36.83% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 14.42% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22817	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 36.83% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 14.42% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22825	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.87% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 21.49% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22825	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.87% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 21.49% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22825	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.87% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 21.49% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22853	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant
Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.05% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22853	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.05% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22853	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.05% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22855		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant			Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 20.19% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22855		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 20.19% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22855		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 20.19% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22914	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	Non-QM This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 17.76% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22914	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 17.76% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22914	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 17.76% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22916	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant
Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.48% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.52% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22916	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.48% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.52% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22916	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.48% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.52% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22919	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 16% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.43% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22919	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 16% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.43% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22919	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 16% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.43% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22957	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.23% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 24.36% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22957	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.23% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 24.36% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22957	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.23% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 24.36% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22963	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.85% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.41% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22963	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.85% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.41% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22963	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.85% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.41% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22972	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 17.39% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22972	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 17.39% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22972	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 17.39% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22985	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 3.83% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 21.19% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22985	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 3.83% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 21.19% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES22985	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 3.83% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 21.19% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23046	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.63% is less than Guideline CLTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 12.28% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23046	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.63% is less than Guideline CLTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 12.28% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23046	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.63% is less than Guideline CLTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 12.28% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23069	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE1328	Credit	Borrower 1 W2/XXX Missing	Borrower 1 W2/XXX Missing. Provide updated W2's for XXX and XXX. Documents in file have no name or income data on them.	Document Uploaded. Please see the XXX W2. ; Document Uploaded. Please see the attached W2 from XXX/XXX	12/12/2025	Borrower 1 W2/XXX Provided; Only XXX W2 attached. Please provide XXX W2.	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.75% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23069	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.75% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23069	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.75% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23087	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.82% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 17.62% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23087	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.82% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 17.62% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23087	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.82% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 17.62% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23132	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 22.26% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.21% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23132	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 22.26% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.21% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23132	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 22.26% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.21% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23152	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.8% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.53% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23152	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.8% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.53% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23152	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.8% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.53% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23163	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.49% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 13.72% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23163	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.49% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 13.72% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23163	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.49% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 13.72% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23168	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.84% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 17.39% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23168	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.84% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 17.39% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23168	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.84% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 17.39% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23190	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 27.72% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23190	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 27.72% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23190	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 27.72% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23204	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 20.27% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23204	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 20.27% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23204	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 20.27% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23205	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 37.59% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23205	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 37.59% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23205	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 37.59% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23216	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.87% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 27.04% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23216	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.87% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 27.04% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23216	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.87% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 27.04% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23222	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 19.15% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23222	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 19.15% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23222	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 19.15% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23249	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.88% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 26.12% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23249	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.88% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 26.12% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23249	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.88% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 26.12% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23289	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.65% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 19.37% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23289	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.65% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 19.37% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23289	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.65% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 19.37% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23295	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.42% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 13.49% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23295	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.42% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 13.49% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23295	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.42% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 13.49% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23315	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.71% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 25.23% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23315	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.71% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 25.23% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23315	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.71% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 25.23% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23340		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 35.18% is less than Guideline LTV of 85% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23340		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 35.18% is less than Guideline LTV of 85% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23340		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 35.18% is less than Guideline LTV of 85% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23341	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 21.4% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23341	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 21.4% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23341	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 21.4% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23370	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	HPML is Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the XXX rate spread home loan test.
( XXX §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.61% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 73.01% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23370	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.61% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 73.01% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23370	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.61% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 73.01% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23370	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.61% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 73.01% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23437	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 8.9% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.42% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23437	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 8.9% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.42% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23437	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 8.9% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.42% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23462	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-2978	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 10.76% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23462	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 10.76% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23462	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 10.76% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23462	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 10.76% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23467		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 8.85% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23467		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 8.85% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23467		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 8.85% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23472	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 33.33% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70.63% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23472	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 33.33% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70.63% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23472	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 33.33% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70.63% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23477	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 27.14% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23477	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 27.14% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23477	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 27.14% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23480		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	Downgraded to Level 1, HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 24.44% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23480		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 24.44% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23480		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 24.44% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23505	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Downgraded to Level 1, HPML compliant.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.14% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 9.06% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23505	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Downgraded to Level 1, HPML compliant.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.14% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 9.06% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23505	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.14% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 9.06% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23505	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.14% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 9.06% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23514	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 31.93% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23514	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 31.93% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23514	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	Downgraded to Level 1, HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 31.93% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23529	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.19% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 20.11% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23529	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.19% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 20.11% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23529	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.19% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 20.11% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23531	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 76.34% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 29.99% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23531	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 76.34% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 29.99% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23531	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 76.34% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 29.99% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23534	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.24% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.18% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23534	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.24% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.18% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23534	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.24% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.18% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23558	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	Downgraded to Level 1, HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.75% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.73% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23558	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.75% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.73% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23558	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.75% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.73% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23573	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.05% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.09% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23573	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.05% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.09% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23573	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.05% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.09% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23574	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	Downgraded to Level 1, HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 10.98% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 140

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 77.81% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23574	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 10.98% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 140

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 77.81% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23574	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 10.98% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of 140

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 77.81% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23589	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.75% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 13.18% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23589	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.75% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 13.18% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23589	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.75% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 13.18% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23609	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 11.5% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.2% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23609	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 11.5% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.2% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23609	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 11.5% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.2% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23621	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 23.57% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.29% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23621	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 23.57% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.29% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23621	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 23.57% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.29% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23652	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.67% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.54% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23652	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.67% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.54% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23652	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.67% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.54% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23659	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Document in file is not signed.	The paystub for the borrower is the most recent monthly paystub and per Fannie guidelines, paystub as VOE guidelines are met. No VOE is required.	12/11/2025	Borrower 1 3rd Party VOE Prior to Close Was Provided	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.32% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.95% is less than Guideline CLTV of 80%	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23659	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.32% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.95% is less than Guideline CLTV of 80%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23659	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.32% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.95% is less than Guideline CLTV of 80%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23659	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.32% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.95% is less than Guideline CLTV of 80%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23665	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.95% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.54% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23665	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.95% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.54% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23665	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.95% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.54% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23688	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.13% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.61% is less than Guideline CLTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23688	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.13% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.61% is less than Guideline CLTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23688	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.13% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 43.61% is less than Guideline CLTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23707	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Informational	02/03/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.18% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 8.89% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23707	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.18% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 8.89% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23707	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.18% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 8.89% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23715		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.			Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 10.79% is less than Guideline LTV of 85% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23715		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 10.79% is less than Guideline LTV of 85% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23715		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 10.79% is less than Guideline LTV of 85% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23732	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.94% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.7% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23732	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.94% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.7% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23732	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.94% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.7% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23748	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 22.87% is less than Guideline CLTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 7.5% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23748	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 22.87% is less than Guideline CLTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 7.5% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23748	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 22.87% is less than Guideline CLTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 7.5% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23753	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.42% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.73% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23753	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.42% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.73% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23753	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.42% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.73% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23796	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 15.02% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.53% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23796	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 15.02% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.53% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23796	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 15.02% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.53% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23797		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.			Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.42% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23797		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.42% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23797		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.42% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23813	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.69% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 14.58% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23813	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.69% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 14.58% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23813	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.69% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 14.58% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23826	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.68% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 22.6% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23826	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.68% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 22.6% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23826	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.68% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 22.6% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23827	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE0386	Credit	Borrower 1 Photo Identification not provided	Borrower 1 Photo Identification not provided. Missing Patriot Act/Identity verification and Acknowledgement certification Form-Borrower's identity not confirmed in file.	Document Uploaded. Apologies, we initially provided the cert for the wrong file. Attached is executed ID Cert for XXX; Document Uploaded. Please see attached	12/15/2025	Photo Identification provided.; The attached document is not for the borrower on this loan. Please provide Patriot Act/Identity verification or Acknowledgement Identity certification for the borrower on this loan.	12/16/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.32% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 27.52% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23827	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.32% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 27.52% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23827	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.32% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 27.52% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23836	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 28.9% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.45% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23836	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 28.9% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.45% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23836	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 28.9% is less than Guideline LTV of 85%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.45% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23846	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.75% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.06% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23846	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.75% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.06% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23846	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.75% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.06% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23899	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.87% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.09% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23899	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.87% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.09% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23899	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.87% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.09% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23900	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.26% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.26% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23900	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.26% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.26% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23900	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.26% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.26% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23941	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.24% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 15.63% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23941	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.24% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 15.63% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23941	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.24% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 15.63% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23950	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 33.78% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.14% is less than Guideline CLTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23950	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 33.78% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.14% is less than Guideline CLTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23950	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 33.78% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.14% is less than Guideline CLTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23971	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.24% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.47% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23971	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.24% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.47% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23971	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.24% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.47% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23999	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO0951	Property	XXX Approval Missing	XXX Approval Missing. Please provide XXX approval. Per GL, 1008 does not show "Limited Review was performed" so citing for missing XXX Approval	Document Uploaded. Please see uploaded document. A review was completed and confirmed the condo is Type V which does not require additional information.	12/12/2025	XXX Approval is provided.	12/16/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.1% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 6.45% is less than Guideline LTV of 85%	D	A	B	A	D	A	B	A	A	A	D	D	N/A	A	D	D	B	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23999	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE1173	Credit	XXX Master Insurance Policy is Missing	Missing XXX Master Insurance Policy Missing XXX Master Insurance Policy	Document Uploaded. Please see uploaded document. The XXX confirms the unit owners must hold a homeowners insurance policy. There is not a master policy which covers the property.	12/15/2025	XXX Master Insurance Policy is fully present	12/16/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.1% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 6.45% is less than Guideline LTV of 85%	D	A	D	A	D	A	B	A	A	A	D	D	N/A	A	D	D	B	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23999	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.1% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 6.45% is less than Guideline LTV of 85%	D	A	A	A	D	A	B	A	A	A	D	D	N/A	A	D	D	B	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES23999	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.1% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 6.45% is less than Guideline LTV of 85%	D	A	A	A	D	A	B	A	A	A	D	D	N/A	A	D	D	B	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24004	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.25% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 18.2% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24004	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.25% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 18.2% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24004	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.25% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 18.2% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24014	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 20.93% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24014	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 20.93% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24014	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 20.93% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24016	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.41% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 10.8% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24016	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.41% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 10.8% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24016	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.41% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 10.8% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24018	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant. Appraisal requirements met. Exception downgraded.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.37% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.46% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24018	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.37% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.46% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24018	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.37% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.46% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24037	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.9% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.16% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24037	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.9% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.16% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24037	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.9% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.16% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24045	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 23.75% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24045	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant. Appraisal requirements met. Exception downgraded.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 23.75% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24045	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant. Appraisal requirements met. Exception downgraded.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 23.75% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24045	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 23.75% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24053	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant. Appraisal requirements met. Exception downgraded.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.94% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 11.45% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24053	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.94% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 11.45% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24053	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.94% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 11.45% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24071	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.5% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 22.67% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24071	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.5% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 22.67% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24071	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.5% is less than Guideline CLTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 22.67% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24097	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.25% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.51% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24097	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.25% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.51% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24097	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.25% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.51% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24110	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE1497	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered $XXX income is not reasonable. Borrower recently started new employment on XX/XX/XXXX. XXX W2 confirmed borrower made $XXX last year. Income should have been averaged as borrower does not have a history of earning qualifying income.	XXX calculation is as follows: ($XXX rate of pay XXX work hours per year) / XXX months) x (XXX months client is paid per year / 12) = $XXX per month. XXX months paid this year = the number of months between the XX/XX/XXXX employment start date and the XX/XX/XXXX paid through date - Full time earnings are supported. The W2 from the borrowers previous employment with XXX confirm XXX earnings of $XXX. While that averages lower than current qualifying earnings, the VOE confirms full time employment so there should be no issue qualifying as a full time employee.	12/12/2025	ATR: Reasonable Income or Assets Was Considered	12/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 25.71% is less than Guideline LTV of 90%	C	A	C	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24110	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 25.71% is less than Guideline LTV of 90%	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24110	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant. Appraisal requirements met. Exception downgraded.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 25.71% is less than Guideline LTV of 90%	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24136	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.89% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.32% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24136	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.89% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.32% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24136	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.89% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.32% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24139	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.96% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 12.23% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24139	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.96% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 12.23% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24139	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.96% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 12.23% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24147	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.36% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 18.67% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24147	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.36% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 18.67% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24147	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.36% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 18.67% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24156	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.82% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 20.98% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24156	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.82% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 20.98% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24156	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.82% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 20.98% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24161	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.8% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 27.32% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24161	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.8% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 27.32% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24161	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.8% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 27.32% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24171	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	HPML Compliant This loan failed the XXX rate spread home loan test.
( XXX §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.21% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.65% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24171	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.21% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.65% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24171	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.21% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.65% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24171	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.21% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.65% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24181	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FCRE1183	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. Missing Project Classification	The property is a site condominium which more closely follows the underwriting guidelines of a XXX than a condo. Nothing further is needed as no classification designation is necessary for this property type. Please review to clear this condition.	12/12/2025	Approval/Underwriting Summary is fully present	12/15/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 36.83% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	B	A	B	A	B	A	A	A	A	A	B	B	N/A	A	B	B	A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24181	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 36.83% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	B	A	A	A	B	A	A	A	A	A	B	B	N/A	A	B	B	A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24181	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 36.83% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	B	A	A	A	B	A	A	A	A	A	B	B	N/A	A	B	B	A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24204	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	HPML Compliant This loan failed the XXX rate spread home loan test.
( XXX §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 24.51% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.63% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24204	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 24.51% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.63% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24204	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 24.51% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.63% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24204	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 24.51% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.63% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24210	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 28.03% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24210	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 28.03% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24210	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 28.03% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24231	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3198	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (Title 9-A §8A-506(1)(I) as enacted by PL 2011, Chapter 427 )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Consumer Credit Code Truth-in-Lending Provisions.While the XXX Higher-Priced Mortgage Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.25% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 18.46% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24231	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.25% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 18.46% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24231	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.25% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 18.46% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24231	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.25% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 18.46% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24245	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.69% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 15.94% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24245	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.69% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 15.94% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24245	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.69% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 15.94% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24248	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.99% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24248	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.99% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24248	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.99% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24276	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
														( XXX §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant			Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 20.66% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24276		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant			Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 20.66% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24276		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 20.66% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24276		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 20.66% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24307	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 7.31% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.5% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24307	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 7.31% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.5% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24307	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 7.31% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.5% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24330	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.6% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.85% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24330	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.6% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.85% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24330	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.6% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.85% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24330	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.6% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.85% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24331	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.97% is less than Guideline LTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24331	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.97% is less than Guideline LTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24331	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.97% is less than Guideline LTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24331	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.97% is less than Guideline LTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24341		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.11% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24341		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.11% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24341		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.11% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24345	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Duplicate to HPML
Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.35% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.43% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24345	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.35% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.43% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24345	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.35% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.43% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24360	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 39.35% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.32% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24360	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 39.35% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.32% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24360	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 39.35% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.32% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24362	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 9.95% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.94% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24362	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 9.95% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.94% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24362	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 9.95% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.94% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24374	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 39.07% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24374	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 39.07% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24374	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 39.07% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24377	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.66% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.47% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24377	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.66% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.47% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24377	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.66% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.47% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24378	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.2% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 40.54% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24378	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.2% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 40.54% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24378	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.2% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 40.54% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24412	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 37.07% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24412	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 37.07% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24412	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 37.07% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24426	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 26.98% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 9.2% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24426	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 26.98% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 9.2% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24426	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 26.98% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 9.2% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24433	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.93% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.54% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24433	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.93% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.54% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24433	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.93% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.54% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24442	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.63% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.1% is less than Guideline LTV of 85%	C	A	A	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24442	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.63% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.1% is less than Guideline LTV of 85%	C	A	A	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24449	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.7% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 6.56% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24449	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.7% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 6.56% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24449	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.7% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 6.56% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24450	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.49% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 32.71% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24450	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.49% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 32.71% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24450	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.49% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 32.71% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24464	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.19% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 10.75% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24464	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.19% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 10.75% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24464	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.19% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 10.75% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24473	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.07% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.51% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24473	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.07% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.51% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24473	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.07% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.51% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24478	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.69% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.09% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24478	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.69% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.09% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24478	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.69% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.09% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24479	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.68% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 12.97% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24479	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.68% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 12.97% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24479	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.68% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 12.97% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24481	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.04% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.22% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24481	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.04% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.22% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24481	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.04% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.22% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24486	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/09/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 31.12% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24486	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 31.12% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24486	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 31.12% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24492	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.06% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.32% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24492	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.06% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.32% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24492	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.06% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.32% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24497	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.12% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 7.7% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24497	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.12% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 7.7% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24497	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.12% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 7.7% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24507	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	finding-2559	Compliance	XXX subprime Home Loan Test	This loan failed the XXX subprime home loan test. (XXX XXX Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.While the XXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. All required disclosures for XXX subprime are in file.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.38% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.02% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24507	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Non-QM	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.38% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.02% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24507	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.38% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.02% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24507	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.38% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.02% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24510	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 15% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24510	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 15% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24510	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 15% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24514	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	Non-QM This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/11/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.54% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 9.52% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24514	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	Non-QM This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/11/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.54% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 9.52% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24514	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.54% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 9.52% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24514	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.54% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 9.52% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24526	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 11.09% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.28% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24526	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 11.09% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.28% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24526	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 11.09% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.28% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24536	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 13.98% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24536	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 13.98% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24536	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 13.98% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24537	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.31% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.71% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24537	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.31% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.71% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24537	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.31% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.71% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24549	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 10.75% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24549	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 10.75% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24549	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 10.75% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24549	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-2623	Compliance	XXX XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX XXX higher-priced mortgage loan test. ( XXX XXX XXX , XXX XXX )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (XXX).While the XXX XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 10.75% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24560	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	HPML Compliant This loan failed the XXX rate spread home loan test.
														( XXX §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.			Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.59% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24560		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.59% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24560		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.59% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24560		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.59% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24568		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	Non-QM This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 19.29% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24568		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 19.29% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24568		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/11/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 19.29% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24576	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.08% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.99% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24576	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.08% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.99% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24576	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.08% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.99% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24583	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	Non-QM This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 17.09% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24583	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 17.09% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24583	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 17.09% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24590	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE4805	Credit	Trust/POA Does Not Meet Guideline Requirements	Missing pages. The Trust has 19 pages, lender only provided 3 pages. (See pages 231-233	Document Uploaded. Please see attached fully executed and notarized trust cert. This contains all of the pertinant and necessary information for the verification and use of the trust. Please review to clear this condition.	12/15/2025	Lender provided fully executed and notarized trust cert.	12/16/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.76% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 5.26% is less than Guideline LTV of 90%	C	A	C	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24590	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.76% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 5.26% is less than Guideline LTV of 90%	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24590	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.76% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 5.26% is less than Guideline LTV of 90%	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24595		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 28.44% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24595		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 28.44% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24595		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 28.44% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 21.69% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 21.69% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24603	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 21.69% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24606	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 15.53% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.33% is less than Guideline CLTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24606	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 15.53% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.33% is less than Guideline CLTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24606	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 15.53% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.33% is less than Guideline CLTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24610	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.05% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.53% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24610	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.05% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.53% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24610	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.05% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.53% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24624	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.97% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 29.4% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24624	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.97% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 29.4% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24624	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.97% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 29.4% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24627	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.44% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24627	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.44% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24627	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.44% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24638	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.26% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 21.02% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24638	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.26% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 21.02% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24638	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.26% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 21.02% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24648	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.21% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.12% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24648	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.21% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.12% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24648	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.21% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.12% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24674	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.35% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.15% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24674	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.35% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.15% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24674	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.35% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.15% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24677		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of 10.85% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24677		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of 10.85% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24677		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of 10.85% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24677		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of 10.85% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24679	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 9.22% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 36.31% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24679	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 9.22% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 36.31% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24679	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 9.22% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 36.31% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24694	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-2838	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 23.81% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24694	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 23.81% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24694	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 23.81% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24694	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 23.81% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24699	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.99% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24699	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.99% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24699	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.99% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24710	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38.5% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 10.89% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24710	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38.5% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 10.89% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24710	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38.5% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 10.89% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24736	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 30.18% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.68% is less than Guideline CLTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24736	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 30.18% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.68% is less than Guideline CLTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24736	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 30.18% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.68% is less than Guideline CLTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24737	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.44% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 29.41% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24737	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.44% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 29.41% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24737	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.44% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 29.41% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24764	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.36% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.82% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24764	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.36% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.82% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24764	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.36% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.82% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24766	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.27% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.74% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24766	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.27% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.74% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24766	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.27% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.74% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24783		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.02% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24783		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.02% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24783		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 18.02% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24787	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.06% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.79% is less than Guideline LTV of 90%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24787	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.06% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.79% is less than Guideline LTV of 90%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24787	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.06% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.79% is less than Guideline LTV of 90%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24793	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.18% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 12.42% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24793	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.18% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 12.42% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24793	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.18% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 12.42% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24802	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.85% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.03% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24802	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.85% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.03% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24802	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.85% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.03% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24818	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.76% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 19.21% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24818	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.76% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 19.21% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24818	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.76% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 19.21% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24823	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 20% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24823	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 20% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24823	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 20% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24829	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	HPML compliant, downgraded to A This loan failed the XXX rate spread home loan test.
( XXX §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.53% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.92% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24829	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.53% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.92% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24829	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.53% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.92% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24829	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.53% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.92% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24854	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.96% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24854	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.96% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24854	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.96% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24855	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38.35% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.5% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24855	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38.35% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.5% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24855	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38.35% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.5% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24860	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 73.93% is less than Guideline CLTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.29% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24860	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 73.93% is less than Guideline CLTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.29% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24860	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 73.93% is less than Guideline CLTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.29% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24862	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 16% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.92% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24862	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 16% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.92% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24862	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 16% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.92% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24868	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO0383	Property	XXX Post Disaster Inspection Report not Provided	The subject property is a XXX disaster case; however, the inspection report was not provided. Major disaster declared XX/XX/XXXX. Property Inspection Report required in the loan file.	Document Uploaded. Please see uploaded, disaster inspection confirming no damage.	12/15/2025	XXX Post Disaster Inspection report was provided.	12/16/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 18.6% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.47% is less than Guideline CLTV of 90%	D	A	D	A	A	A	D	A	A	A	D	A	N/A	A	D	A	D	A	D	A	N/A	A	D	A	N/A	A	D	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24868	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 18.6% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.47% is less than Guideline CLTV of 90%	D	A	A	A	A	A	D	A	A	A	D	A	N/A	A	D	A	D	A	D	A	N/A	A	D	A	N/A	A	D	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24868	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 18.6% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.47% is less than Guideline CLTV of 90%	D	A	A	A	A	A	D	A	A	A	D	A	N/A	A	D	A	D	A	D	A	N/A	A	D	A	N/A	A	D	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24871	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.25% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.84% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24871	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.25% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.84% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24871	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.25% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.84% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24875	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.08% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.43% is less than Guideline LTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24875	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.08% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.43% is less than Guideline LTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24875	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.08% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.43% is less than Guideline LTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24877	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE3464	Credit	Missing Closing/Final Verbal VOE	Missing Verbal VOE dated within XXX business days of closing date from XXX for XXX.	PgXXX in the PDF package contains the XXX Work Number verification completed on XX/XX/XXXX. Excluding XXX and XXX, as allowed, it was completed exactly XXX business days from closing on XX/XX/XXXX	12/15/2025	XXX in loan file on pg XXX is valid.	12/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.47% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.37% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24877	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.47% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.37% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24877	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.47% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.37% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24896		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 39.16% is less than Guideline LTV of 90% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24896		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 39.16% is less than Guideline LTV of 90% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24896		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 39.16% is less than Guideline LTV of 90% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24902	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.69% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.97% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24902	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.69% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.97% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24902	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.69% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.97% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24906	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38.26% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 6.08% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24906	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38.26% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 6.08% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24906	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38.26% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 6.08% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24913	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.64% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 23.04% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24913	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.64% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 23.04% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24913	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.64% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 23.04% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24918	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.98% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 18.96% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24918	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.98% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 18.96% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24918	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.98% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 18.96% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24926	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.32% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 29.17% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24926	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.32% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 29.17% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24926	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.32% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 29.17% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24932	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 6.36% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 24.11% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24932	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 6.36% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 24.11% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24932	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 6.36% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 24.11% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24942	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
																	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 16.7% is less than Guideline LTV of 85% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24942		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 16.7% is less than Guideline LTV of 85% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24942		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 16.7% is less than Guideline LTV of 85% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24947	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.36% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 22% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24947	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.36% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 22% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24947	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.36% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 22% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24950	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 23.94% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 78.99% is less than Guideline CLTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24950	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 23.94% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 78.99% is less than Guideline CLTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24950	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 23.94% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 78.99% is less than Guideline CLTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24963	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.84% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 11.41% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24963	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.84% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 11.41% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24963	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.84% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 11.41% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24967	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 9.49% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.44% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24967	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 9.49% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.44% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24967	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 9.49% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.44% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24970	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.67% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 5.83% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24970	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.67% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 5.83% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24970	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.67% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 5.83% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24979	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 77.49% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 20.25% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24979	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 77.49% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 20.25% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24979	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 77.49% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 20.25% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24985	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.95% is less than Guideline CLTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.45% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24985	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.95% is less than Guideline CLTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.45% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24985	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.95% is less than Guideline CLTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.45% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24987	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.82% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 11.11% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24987	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.82% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 11.11% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24987	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.82% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 11.11% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24995	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.56% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 29.93% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24995	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.56% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 29.93% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24995	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.56% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 29.93% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24997	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.23% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.61% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24997	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.23% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.61% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES24997	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.23% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.61% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25010	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.1% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.44% is less than Guideline CLTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25010	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.1% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.44% is less than Guideline CLTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25010	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.1% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.44% is less than Guideline CLTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25028	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.38% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.28% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25028	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.38% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.28% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25028	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.38% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.28% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25032	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.82% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.85% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25032	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.82% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.85% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25032	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.82% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.85% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25047	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.18% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 19.57% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25047	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.18% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 19.57% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25047	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.18% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 19.57% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25054	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.67% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 20.89% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25054	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.67% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 20.89% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25054	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.67% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 20.89% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25071	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.28% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 38.47% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25071	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.28% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 38.47% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25071	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.28% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 38.47% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25071	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.28% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 38.47% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25082	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 9.65% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.47% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25082	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 9.65% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.47% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25082	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 9.65% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.47% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25086	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.33% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 27.2% is less than Guideline LTV of 50%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25086	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.33% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 27.2% is less than Guideline LTV of 50%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25086	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.33% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 27.2% is less than Guideline LTV of 50%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25095	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 10.17% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.08% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25095	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 10.17% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.08% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25095	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 10.17% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.08% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25104	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.54% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25104	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.54% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25104	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	No property findings. Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.54% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25108	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 30.1% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.93% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25108	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 30.1% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.93% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25108	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 30.1% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.93% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25116	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
														( XXX §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.			Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25116		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.			Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25116		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25116		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25125		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.			Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 34.06% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25125		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 34.06% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25125		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 34.06% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25127	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.15% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.19% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25127	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.15% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.19% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25127	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.15% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.19% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25132	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.18% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 18.15% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25132	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.18% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 18.15% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25132	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.18% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 18.15% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25134	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.1% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 29.8% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25134	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.1% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 29.8% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25134	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.1% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 29.8% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25135	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.62% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.25% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25135	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.62% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.25% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25135	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/12/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.62% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.25% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25149	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 14.68% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25149	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 14.68% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25149	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 14.68% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25151	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 9.5% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 36.21% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25151	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 9.5% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 36.21% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25151	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 9.5% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 36.21% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25154	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.59% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 25.84% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25154	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.59% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 25.84% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25154	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.59% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 25.84% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25158		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/12/2025	Resolved	finding-3408	Compliance	High-Cost Mortgage Late Fee Test	This loan failed the high-cost mortgage late charges test for one of the following reasons: ( 12 CFR §1026.34(a)(8)(i) )The loan provides for a late payment fee in excess of XXX% of the amount of the payment past due; orA value for the late charges amount was not provided.Any late payment charge imposed in connection with a high-cost mortgage must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed XXX percent of the amount of the payment past due. No such charge may be imposed more than once for a single late payment. Documentation Required: Please provide the undiscounted/par rate in order to complete bona fide points and fees testing.	Document Uploaded. Please see the attached undiscounted rate and full rate breakdown with rate adjustors.	12/15/2025	Undiscounted rate provided; exception resolved; Undiscounted rate provided; exception resolved	12/16/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of 28.88% is less than Guideline LTV of 85%	C	A	C	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25158		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/12/2025	Resolved	finding-3406	Compliance	High-Cost Mortgage Pre-Loan Counseling Date Test	This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings: (12 CFR §1026.34(a)(5)(i), (ii))The loan is a 2010 XXX loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by 12 CFR §1026.40; orThe loan is a XXX TRID loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by 12 CFR §1026.40; orThe loan is a chattel loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received the disclosures required by 12 CFR §1026.32; orThe High-Cost Mortgage Pre-Loan Counseling Date was not provided; orThe High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date.Certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a counselor that is approved to provide such counseling by the Secretary of the U.S. Department of Housing and Urban Development or, if permitted by the Secretary, by a State housing finance authority.(ii) Timing of counseling. The counseling required under this paragraph (a)(5) must occur after:(A) The consumer receives either the disclosure required by section 5(c) of the Real Estate Settlement Procedures Act of 1974 (12 U.S.C. 2604(c)) or the disclosures required by §1026.40; or(B) The consumer receives the disclosures required by §1026.32(c), for transactions in which neither of the disclosures listed in (A) are provided. Documentation Required: Please provide the undiscounted/par rate in order to complete bona fide points and fees testing.	Please see the attached undiscounted rate and full rate breakdown with rate adjustors.	12/15/2025	Undiscounted rate provided; exception resolved; Undiscounted rate provided; exception resolved	12/16/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of 28.88% is less than Guideline LTV of 85%	C	A	C	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25158		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/12/2025	Resolved	finding-3393	Compliance	High-Cost Mortgage Points and Fees Threshold Test	This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR §1026.32(a)(1)(ii)(A), (B) )The loan amount is $XXXXXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXXXXX; orThe loan amount is less than $XXXXXX and the transaction's total points and fees is $XXX, which exceeds the lesser of XXX percent of the total loan amount of $XXXXXX or $XXXXXX. Documentation Required: Please provide the undiscounted/par rate in order to complete bona fide points and fees testing.	Please see the attached undiscounted rate and full rate breakdown with rate adjustors.	12/15/2025	Undiscounted rate provided; exception resolved; Undiscounted rate provided; exception resolved	12/16/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of 28.88% is less than Guideline LTV of 85%	C	A	C	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25158		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/12/2025	Resolved	finding-3399	Compliance	High-Cost Mortgage Timing of Disclosure Test	This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) )The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §1026.32 at least XXX business days prior to the consummation or account opening of a high-cost mortgage; orThe High-Cost Mortgage Disclosure Date was not provided; orNeither the consummation date nor the closing date was provided. Documentation Required: Please provide the undiscounted/par rate in order to complete bona fide points and fees testing.	Please see the attached undiscounted rate and full rate breakdown with rate adjustors.	12/15/2025	Undiscounted rate provided; exception resolved; Undiscounted rate provided; exception resolved	12/16/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of 28.88% is less than Guideline LTV of 85%	C	A	C	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25158		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of 28.88% is less than Guideline LTV of 85%	C	A	A	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25158		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of 28.88% is less than Guideline LTV of 85%	C	A	A	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25163	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.3% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.1% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25163	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.3% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.1% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25163	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/12/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.3% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.1% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25165	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.32% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.72% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25165	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.32% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.72% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25165	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.32% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.72% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25166	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.61% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 25.22% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25166	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.61% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 25.22% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25166	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.61% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 25.22% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25168	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCOM1231	Credit	The Initial XXX is Missing	The Initial XXX is Missing	Document Uploaded. Please see the attached initial XXX.	12/15/2025	The Initial XXX is Present	12/16/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 26.48% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.09% is less than Guideline CLTV of 90%	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25168	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 26.48% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.09% is less than Guideline CLTV of 90%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25168	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 26.48% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.09% is less than Guideline CLTV of 90%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25175	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.87% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 8.09% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25175	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.87% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 8.09% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25175	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.87% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 8.09% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25178	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.45% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.65% is less than Guideline CLTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25178	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.45% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.65% is less than Guideline CLTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25178	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.45% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 48.65% is less than Guideline CLTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25183	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.1% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 14.33% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25183	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.1% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 14.33% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25183	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 51.1% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 14.33% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25187	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 21.82% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25187	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 21.82% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25187	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/12/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant
Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 21.82% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25195	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 15.02% is less than Guideline LTV of 500000%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.89% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25195	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 15.02% is less than Guideline LTV of 500000%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.89% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25195	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 15.02% is less than Guideline LTV of 500000%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.89% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25210	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.02% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 19.69% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25210	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.02% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 19.69% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25210	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.02% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 19.69% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25218	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.48% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 28.55% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25218	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.48% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 28.55% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25218	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 53.48% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 28.55% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25222	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.59% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 18.28% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25222	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.59% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 18.28% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25222	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.59% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 18.28% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25229	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.05% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25229	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.05% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25229	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/12/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.05% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25231	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.55% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 7.23% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25231	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.55% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 7.23% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25231	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.55% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 7.23% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25234	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.84% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 18.97% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25234	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.84% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 18.97% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25234	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.84% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 18.97% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25235	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	HPML Compliant This loan failed the XXX rate spread home loan test.
( XXX §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 78.32% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.25% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25235	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/11/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 78.32% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.25% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25235	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 78.32% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.25% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25235	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 78.32% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.25% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25243	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.59% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 11.38% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25243	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.59% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 11.38% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25243	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.59% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 11.38% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25244	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 30.28% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.49% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25244	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 30.28% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.49% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25244	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 30.28% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.49% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25263	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.64% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.91% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25263	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.64% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.91% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25263	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.64% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.91% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25265	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.08% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.15% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25265	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.08% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.15% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25265	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.08% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.15% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25267	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.66% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.1% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25267	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.66% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.1% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25267	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.66% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.1% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25268	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.99% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 21.48% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25268	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.99% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 21.48% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25268	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.99% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 21.48% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25272	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.88% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 22.53% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25272	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.88% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 22.53% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25272	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.88% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 22.53% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25274		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 26.48% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25274		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 26.48% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25274		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 26.48% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25274		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 26.48% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25282	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.62% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 14.81% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25282	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.62% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 14.81% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25282	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.62% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 14.81% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25283	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38.3% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 7.63% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25283	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38.3% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 7.63% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25283	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38.3% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 7.63% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25304	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 17.43% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25304	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 17.43% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25304	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 17.43% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25312	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.15% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.79% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25312	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.15% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.79% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25312	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.15% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.79% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25314	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 10.01% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.65% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25314	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 10.01% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.65% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25314	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 10.01% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.65% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25316	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.71% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.12% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25316	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.71% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.12% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25316	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.71% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.12% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25320		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.74% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25320		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.74% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25320		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.74% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25322	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.81% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25322	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.81% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25322	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.81% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25323	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 11.55% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.72% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25323	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 11.55% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.72% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25323	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 11.55% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.72% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25347	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.01% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.1% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25347	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.01% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.1% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25347	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.01% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.1% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25349	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.72% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.84% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25349	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.72% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.84% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25349	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.72% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.84% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25351	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.76% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.95% is less than Guideline CLTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25351	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.76% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.95% is less than Guideline CLTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25351	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 17.76% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.95% is less than Guideline CLTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25353	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 39.49% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 7.79% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25353	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 39.49% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 7.79% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25353	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 39.49% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 7.79% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25355	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.6% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 29% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25355	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.6% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 29% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25355	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.6% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 29% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25356	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.09% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.26% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25356	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.09% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.26% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25356	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.09% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.26% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25357	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.08% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.66% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25357	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.08% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.66% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25357	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.08% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.66% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25358	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.52% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.9% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25358	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.52% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.9% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25358	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.52% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.9% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25365	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.03% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 12.66% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25365	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.03% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 12.66% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25365	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.03% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 12.66% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25367	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.07% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 11.25% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25367	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.07% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 11.25% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25367	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.07% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 11.25% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25379	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant
Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 31.2% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25379	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 31.2% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25379	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 31.2% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25417		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 40.25% is less than Guideline LTV of 85% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25417		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 40.25% is less than Guideline LTV of 85% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25417		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 40.25% is less than Guideline LTV of 85% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25504	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 23.71% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.97% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25504	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 23.71% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.97% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25504	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 23.71% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.97% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25537	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Acknowledged	finding-805	Compliance	XXX XXX XXX Covered Loan APR Threshold Test	This loan failed the APR threshold test.
														(XXX §1 [XXX FC §4970(b)(1)(A)])The annual percentage rate at consummation exceeds by more than XXX% points the yield on Treasury securities having comparable periods of maturity on the XXX day of the month immediately preceding the month of the date creditor received application (formerly application date). The APR of XXX% exceeds the XXX Covered Loan APR Threshold of XXX% by XXX%. The threshold of XXX is based on the 10 yr treasury yield as ofXX/XX/XXXX (XXX of the month immediately preceding the application date)	The XXX statute cited is older than the TRID guidelines. The 'application date' cited by the statute relates to when the XXX was taken. The borrower signed the XXX on XX/XX/XXXX, which means the yield date should be on XX/XX/XXXX not XX/XX/XXXX. TRID guidelines defined the application date as the collection of the XXX data points after the state statute was in place. However, it did not retroactively change the definition of 'application' for all state laws already on the books. The XXX statute is still based on the XXX date. ; Please see page XXX. We agree the loan is failing the APR Threshold test. This loan is a non-QM loan because of the failing test. ; Document Uploaded. Please see uploaded document. On XX/XX/XXXX the total rate changed from XXX% to XXX%. This changes the rate set date to XX/XX/XXXX. Please use XX/XX/XXXX when calculating the APR threshold test.	12/30/2025	Escalated and updated final exception to 2/B given absent guidance on maturity yield selection in XXX §4970. ; Per the current version of section 4970 (XXX), Under 4970(b)(1), the APR cannot exceed by more than XXX%, the yield on treasury securities having comparable periods of maturity on the XXX day of the month immediately preceding the month in which the application for extension of credit is received by the creditor. The application date is XX/XX/XXXX; This exception is not related to QM, it is the state equivalent to high cost testing. The high cost worksheet in file shows a pass for high cost APR, however it appears the threshold use was the incorrect threshold. Please confirm if this should be acknowledged; The XXX covered loan threshold is not based on APOR, but instead is based on the application date. The APR of XXX% exceeds the XXX Covered Loan APR Threshold of XXX% by .XXX%. The threshold of XXX is based on the XXX yr treasury yield as of XX/XX/XXXX (XXX of the month immediately preceding the application date)	01/30/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.68% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	A	A	A	A	C	B	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	B	A	N/A	B	B	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
RCKT2026CES25537		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.68% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	B	A	N/A	B	B	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
RCKT2026CES25537		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Non-QM			Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.68% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	B	A	N/A	B	B	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
RCKT2026CES25537		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Non-QM			Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.68% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	B	A	N/A	B	B	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
RCKT2026CES25537		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.68% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	A	A	A	A	C	B	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	B	A	N/A	B	B	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
RCKT2026CES25552	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/22/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.96% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 30.44% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25552	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/22/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.96% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 30.44% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25552	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/22/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.96% is less than Guideline CLTV of 80%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 30.44% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25555		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	finding-2978	Compliance	XXX Higher-Priced Mortgage Loan Test	Non-QM This loan failed the XXX higher-priced mortgage loan test. (XXX)Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 41.07% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25555		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	Non-QM This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 41.07% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25555		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 41.07% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25555		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 41.07% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25560	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/22/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.58% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 20.93% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25560	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/22/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.58% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 20.93% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25560	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/22/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 56.58% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 20.93% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25576	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	Non-QM This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 22.5% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25576	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 22.5% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25576	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 22.5% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25601	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.59% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 76.37% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25601	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.59% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 76.37% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25601	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.59% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 76.37% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25611	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 34.83% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25611	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 34.83% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25611	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 34.83% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25616	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25616	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25616	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25616	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/24/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25624	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant, downgraded to A	Informational	12/24/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 33.63% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25624	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	finding-2559	Compliance	XXX subprime Home Loan Test	HPML compliant, downgraded to A This loan failed the XXX subprime home loan test. (XXX XXX Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.While the XXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met.	Informational	12/24/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 33.63% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25624	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/24/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 33.63% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25624	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 33.63% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25625	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 10.1% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25625	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 10.1% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25625	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 10.1% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25629	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.58% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.02% is less than Guideline CLTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25629	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.58% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.02% is less than Guideline CLTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25629	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.58% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.02% is less than Guideline CLTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25637	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/22/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.71% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.63% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25637	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/22/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.71% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.63% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25637	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/22/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 44.71% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.63% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25661	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.96% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25661	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.96% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25661	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.96% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25672	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.29% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.44% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25672	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/24/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.29% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.44% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25672	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/24/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.29% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.44% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25676	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.89% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25676	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.89% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25676	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.89% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25690	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 25% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25690	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 25% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25690	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 25% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25691	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.6% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25691	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.6% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25691	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.6% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25691	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.6% is less than Guideline LTV of 80%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25697	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/24/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.49% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 13.47% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25697	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.49% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 13.47% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25697	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.49% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 13.47% is less than Guideline LTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25757	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.67% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.33% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25757	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/24/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.67% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.33% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25757	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.67% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.33% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25767	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Third Party Verification for XXX was not provided. Third Party Verification for XXX to show that it has been in business for XXX years , for the use of only one year tax returns and verification of employment that XXX is the owner of the company is required.
Document Uploaded. Please see attached, second year of tax returns for both businesses. ; Document Uploaded. Please see attached, third party verification as requested.	01/23/2026	Borrower 1 3rd Party VOE Prior to Close Was Provided; ; Received borrowers XXX 1040 as borrower is an independent contractor for borrower 2 owned business. Income documentation met and business ownership verified. ; Per the 1120 Tax Return document provided (page 22) shows that B2 is XXX owner of XXX; B1 has No ownership. Please provide evidence of B1 ownership interest to be able to use income from XXX; Liability Insurance provided as verification of employment; however, still Missing Third Party Verification for XXX to show that it has been in business for XXX years and verification of employment that XXX is the owner of the company is required.	01/28/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 6.19% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25767	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 6.19% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25767	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 6.19% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65% is less than Guideline CLTV of 80%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25789		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 36.85% is less than Guideline LTV of 90% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25789		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant. Appraisal requirements met. Exception downgraded.			Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 36.85% is less than Guideline LTV of 90% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25789		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 36.85% is less than Guideline LTV of 90% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25805	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Borrowers verification of employment business search is not dated	Document Uploaded. Please see attached confriming when the verification was recevied.	12/24/2025	Borrower 1 3rd Party VOE Prior to Close Was Provided	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 11.9% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.09% is less than Guideline CLTV of 90%	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25805	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 11.9% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.09% is less than Guideline CLTV of 90%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25805	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/24/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 11.9% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.09% is less than Guideline CLTV of 90%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25830	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/22/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.71% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.89% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25830	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant. Exception downgraded.	Informational	12/22/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.71% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.89% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25830	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/22/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.71% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.89% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25849	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 23.81% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 73.11% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25849	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 23.81% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 73.11% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25849	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	finding-2838	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant. Exception downgraded.	Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 23.81% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 73.11% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25849	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant. Exception downgraded.	Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 23.81% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 73.11% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25857	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.72% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.7% is less than Guideline CLTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25857	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.72% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.7% is less than Guideline CLTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25857	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.72% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.7% is less than Guideline CLTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25881	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 20.75% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25881	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	finding-2502	Compliance	XXX nonprime Home Loan Test	This loan failed the XXX nonprime home loan test.The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 20.75% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25881	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 20.75% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25881	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 20.75% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25902	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.45% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.38% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25902	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.45% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.38% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25902	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 35.45% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.38% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25933	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/22/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 73.52% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.29% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25933	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/22/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 73.52% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.29% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25933	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/22/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 73.52% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 16.29% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25953	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.56% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 38.46% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25953	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.56% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 38.46% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25953	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.56% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 38.46% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25957	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.54% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.57% is less than Guideline CLTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25957	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.54% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.57% is less than Guideline CLTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25957	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.54% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.57% is less than Guideline CLTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25957	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	finding-2559	Compliance	XXX subprime Home Loan Test	This loan failed the XXX subprime home loan test. (XXX XXX Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.While the XXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. The loan is an HPML and XXX subprime loan test and it meets the closed end 2nd lien requirements.
Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.54% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.57% is less than Guideline CLTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25984	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/22/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 31.02% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 22.12% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25984	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/22/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 31.02% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 22.12% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES25984	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/22/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 31.02% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 22.12% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26027		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 41.94% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26027		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 41.94% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26027		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.			Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 41.94% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26031	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 9.68% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.62% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26031	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 9.68% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.62% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26031	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/22/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 9.68% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.62% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26032	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/22/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 73.77% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 15.15% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26032	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/22/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 73.77% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 15.15% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26032	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and meets closed end second lien requirements.	Informational	12/22/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 73.77% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 15.15% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26075	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/22/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.71% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 13.74% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26075	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/22/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.71% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 13.74% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26075	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/22/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.71% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 13.74% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26105	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 9% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26105	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 9% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26105	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant

Informational	12/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 9% is less than Guideline LTV of 85%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26109	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.34% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.19% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26109	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.34% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.19% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26109	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.34% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.19% is less than Guideline LTV of 90%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26150	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.34% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.47% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26150	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.34% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.47% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26150	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.34% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.47% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26154	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 22.56% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26154	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant
Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 22.56% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26154	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/24/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 22.56% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26155		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	FCRE1360	Credit	Borrower 2 Paystubs Missing	Borrower 2 Paystubs Missing The loan file is missing borrower 2 YTD paystub	Document Uploaded. Please see attached B2 paystub.	12/31/2025	Borrower 2 Paystubs Provided or Not Applicable (Number of Borrowers equals 2)	01/05/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 10.37% is less than Guideline LTV of 90% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	D	A	D	B	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	B	B	N/A	A	B	B	A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
RCKT2026CES26155		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	01/05/2026	Acknowledged	FCRE1362	Credit	Borrower 2 Paystubs Less Than XXX Provided	Borrower 2 Paystubs Less Than XXX Provided B2 just started job XX/XX/XXXX; first paystub provided.				01/05/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 10.37% is less than Guideline LTV of 90% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	B	B	D	B	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	B	B	N/A	A	B	B	A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
RCKT2026CES26155		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 10.37% is less than Guideline LTV of 90% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	A	A	D	B	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	B	B	N/A	A	B	B	A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
RCKT2026CES26155		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 10.37% is less than Guideline LTV of 90% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	B	A	A	D	B	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	B	B	N/A	A	B	B	A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
RCKT2026CES26165	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 10.64% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26165	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 10.64% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26165	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 10.64% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26165	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/29/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 10.64% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26187	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.73% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 27.61% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26187	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.73% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 27.61% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26187	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.73% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 27.61% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26195	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE1118	Credit	Borrower 1 Deed of Trust Signature does not match Note	Borrower 1 Signature does not match Note Borrower did not sign the Deed of Trust. Only the non-borrowing spouse signed.	Please ee page XXX & XXX, the deed of trust and the note are signed by the borrower on the top line. Please also see page XXX of the loan file. The signature on the Cert and Auth matches the signature on the note.	12/24/2025	Borrower 1 Signature matches Note	12/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.31% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.59% is less than Guideline LTV of 85%	C	A	C	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26195	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.31% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.59% is less than Guideline LTV of 85%	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26195	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 47.31% is less than Guideline CLTV of 85%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 15.59% is less than Guideline LTV of 85%	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26215	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 9.64% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job. validated

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.56% is less than Guideline CLTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26215	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 9.64% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job. validated

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.56% is less than Guideline CLTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26215	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 9.64% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job. validated

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.56% is less than Guideline CLTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26240	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 20.27% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.35% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26240	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 20.27% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.35% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26240	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 20.27% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.35% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26255		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/26/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of 19.26% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26255		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/26/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of 19.26% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26255		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/26/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of 19.26% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26266	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/26/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 6.63% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.66% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26266	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 6.63% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.66% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26266	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 6.63% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.66% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26272	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/26/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/26/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.89% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 26.98% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26272	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/26/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.89% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 26.98% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26272	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/22/2025	Resolved	finding-2978	Compliance	XXX Higher-Priced Mortgage Loan Test	Non-QM This loan failed the XXX higher-priced mortgage loan test. (XXX)Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/26/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.89% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 26.98% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26272	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/22/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	Non-QM This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/26/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.89% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 26.98% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26286	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 23.51% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26286	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 23.51% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26286	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/24/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 23.51% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26287	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/24/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.11% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 27.62% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26287	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.11% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 27.62% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26287	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/24/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.11% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 27.62% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26291	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/26/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.89% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 27.61% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26291	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.89% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 27.61% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26291	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.89% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 27.61% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26292	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 28.74% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.75% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26292	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 28.74% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.75% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26292	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 28.74% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.75% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26298	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 76.94% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 43.04% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26298	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 76.94% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 43.04% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26298	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 76.94% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 43.04% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26316		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/22/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	Non-QM This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 25.1% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26316		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 25.1% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26316		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 25.1% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26330	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/22/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
																	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.33% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26330		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.33% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26330		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.33% is less than Guideline LTV of 80% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26374	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	Downgraded to Level 1, HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/26/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 29.55% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26374	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/26/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/26/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 29.55% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26374	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/26/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of 29.55% is less than Guideline LTV of 85%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26430	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.84% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.57% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26430	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.84% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.57% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26430	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.84% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 49.57% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26445	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.91% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.93% is less than Guideline LTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26445	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.91% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.93% is less than Guideline LTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26445	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.91% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 17.93% is less than Guideline LTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26447		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/22/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/26/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 44.76% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26447		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/26/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 44.76% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26447		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/26/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 44.76% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26448	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 44.67% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26448	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 44.67% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26448	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/23/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 44.67% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26449	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	XXX mtg statement dated XX/XX/XXXX showed on XX/XX/XXXX Adj-Forbearance Suspense and borrower only made an partial payment of $ XXX on XX/XX/XXXX. The loan file is missing an lox regarding the suspense.	Document Uploaded. Please see attached payment history confirming all payments made in full and on time.	12/24/2025	Lender provided mortgage payment history	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.01% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.94% is less than Guideline CLTV of 85%	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26449	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.01% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.94% is less than Guideline CLTV of 85%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26449	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.01% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.94% is less than Guideline CLTV of 85%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26450	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.31% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.99% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26450	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.31% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.99% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26450	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 35.31% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 71.99% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26451	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 11.48% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.54% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26451	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/26/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 11.48% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.54% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26451	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 11.48% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.54% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26480	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCRE0386	Credit	Borrower 1 Photo Identification not provided	Borrower 1 Photo Identification not provided. Missing Identity verification	Document Uploaded. Please see id verification form completed with a notary at closing. Please review to clear this condition.	01/02/2026	Photo Identification provided.	01/06/2026	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.48% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 13.04% is less than Guideline LTV of 90%	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26480	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.48% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 13.04% is less than Guideline LTV of 90%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26480	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.48% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 13.04% is less than Guideline LTV of 90%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26487		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 24.32% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26487		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 24.32% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26487		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of 24.32% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26493	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 33.64% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 6.38% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26493	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 33.64% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 6.38% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26493	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 33.64% is less than Guideline CLTV of 90%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 6.38% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26495	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/22/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant. Exception downgraded.	Informational	12/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.01% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26495	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/22/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant. Exception downgraded.	Informational	12/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.01% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26495	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/29/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.01% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26495	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/29/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 22.01% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26500	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCRE0386	Credit	Borrower 1 Photo Identification not provided	Borrower 1 Photo Identification not provided.	Please see page XXX of the loan file The Identity verification form has been filled out and signed by a notary. A copy of the physical ID is not required.	01/02/2026	Photo Identification provided.; Identity verification and acknowledgment certification signed and dated XXX provided.	01/02/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.51% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.57% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26500	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.51% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.57% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26500	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.51% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 12.57% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26523	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM5063	Compliance	Loan Origination Company XXX Status is Unknown	Loan Origination Company XXX Status is Unknown	Document Uploaded. Please see the attached evidence that Rocket is licensed as an origination company.	12/24/2025	Loan Origination Company XXX Status is Known. A copy of the XXX report was provided.	12/30/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 23.75% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 78.86% is less than Guideline CLTV of 90%	C	A	C	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26523	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 23.75% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 78.86% is less than Guideline CLTV of 90%	C	A	A	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26523	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 23.75% is less than Guideline LTV of 90%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 78.86% is less than Guideline CLTV of 90%	C	A	A	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26527	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Cured	FCOM1265	Compliance	Non-Borrower Title Holder Did Not Receive Right of Rescission Form	Non-Borrower Title Holder Did Not Receive Right of Rescission Form Document Required: Missing Non-Borrower Title Holder Right of Rescission Form.	Document Uploaded. Please see attached XXX package.	01/12/2026	Cure package provided to the borrowers; Exception downgraded to a 2/B	01/12/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.28% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.13% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	A	A	C	B	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	B	A	N/A	B	B	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
RCKT2026CES26527	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.28% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.13% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	B	A	N/A	B	B	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
RCKT2026CES26527	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.28% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.13% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	B	A	N/A	B	B	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
RCKT2026CES26527	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.28% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 25.13% is less than Guideline LTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	B	A	N/A	B	B	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
RCKT2026CES26534		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/26/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21% is less than Guideline LTV of 85% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26534		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21% is less than Guideline LTV of 85% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26534		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.			Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21% is less than Guideline LTV of 85% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26565	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.81% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38.68% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26565	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.81% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38.68% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26565	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.81% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 38.68% is less than Guideline CLTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26584	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.15% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.17% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26584	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.15% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.17% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26584	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/23/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.15% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.17% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.95% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.02% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.95% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.02% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26602	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.95% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.02% is less than Guideline CLTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26619	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/26/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.55% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.8% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26619	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/26/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.55% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.8% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26619	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/26/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.55% is less than Guideline CLTV of 85%

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.8% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26624	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.2% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.62% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26624	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.2% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.62% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26624	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/24/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.2% is less than Guideline CLTV of 90%

Original LTV is Below the Guideline Maximum - Calculated LTV of 9.62% is less than Guideline LTV of 90%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26639	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 24% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.3% is less than Guideline CLTV of 80%	C	A	A	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26639	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 24% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.3% is less than Guideline CLTV of 80%	C	A	A	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26661	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.81% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26661	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.81% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26677	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.67% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26677	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.67% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26677	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/22/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/24/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 19.67% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26679	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.34% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26679	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.34% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26679	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/26/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.34% is less than Guideline LTV of 80%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26686	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 13.64% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.2% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26686	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 13.64% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.2% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26686	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 13.64% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.2% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26702	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.51% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.12% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26702	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.51% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.12% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26702	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 19.51% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.12% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26730	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/23/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
Informational	12/29/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 32.5% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26730	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/24/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/29/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 32.5% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26730	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/24/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 32.5% is less than Guideline LTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26731	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.61% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.78% is less than Guideline CLTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26731	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/24/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.61% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.78% is less than Guideline CLTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26731	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 13.61% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.78% is less than Guideline CLTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26751	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.45% is less than Guideline CLTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.93% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26751	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/24/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.45% is less than Guideline CLTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.93% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26751	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/24/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.45% is less than Guideline CLTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 16.93% is less than Guideline LTV of 85%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26755	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.48% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.82% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26755	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.48% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.82% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26755	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.48% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.82% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26788	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/23/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.58% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26788	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/24/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.58% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26788	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/24/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.5% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 52.58% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26814	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/23/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.44% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26814	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/23/2025	Resolved	finding-2559	Compliance	XXX subprime Home Loan Test	HPML compliant, downgraded to A This loan failed the XXX subprime home loan test. (XXX XXX Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.While the XXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.44% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26814	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/29/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.44% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26814	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/29/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 21.44% is less than Guideline LTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26843	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.74% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.49% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26843	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.74% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.49% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26843	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.74% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.49% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26844	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/23/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 8.17% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.07% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26844	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/24/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 8.17% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.07% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26844	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/24/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 8.17% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.07% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26972	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/29/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.94% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.85% is less than Guideline CLTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26972	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.94% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.85% is less than Guideline CLTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26972	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/24/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	Informational	12/29/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.94% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 59.85% is less than Guideline CLTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26976	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.38% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.14% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26976	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.38% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.14% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26976	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/24/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.38% is less than Guideline LTV of 80%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.14% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26981	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 48.01% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 78.28% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26981	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 48.01% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 78.28% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26981	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/24/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 48.01% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 78.28% is less than Guideline CLTV of 90%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26997	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/23/2025	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 10.5% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 39.39% is less than Guideline CLTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26997	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/23/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A1 This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 10.5% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 39.39% is less than Guideline CLTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26997	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 10.5% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 39.39% is less than Guideline CLTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES26997	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	12/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 10.5% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 39.39% is less than Guideline CLTV of 85%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27034	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.75% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.76% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27034	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/24/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.75% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.76% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27034	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/29/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 14.75% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60.76% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27043	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 28.93% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.14% is less than Guideline CLTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27043	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 28.93% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.14% is less than Guideline CLTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27043	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/24/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 28.93% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 67.14% is less than Guideline CLTV of 85%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27086	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 20.61% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.54% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27086	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 20.61% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.54% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27086	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/24/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/29/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 20.61% is less than Guideline LTV of 80%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.54% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27100	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 22% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.85% is less than Guideline CLTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27100	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 22% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.85% is less than Guideline CLTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27100	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/24/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant
Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 22% is less than Guideline LTV of 85%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 72.85% is less than Guideline CLTV of 85%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27108	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.09% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27108	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.09% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27108	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/24/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Informational	12/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.09% is less than Guideline LTV of 85%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27109	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/24/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.7% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 25.51% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27109	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.7% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 25.51% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27109	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.7% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of 25.51% is less than Guideline LTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27193	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 26.17% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.47% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27193	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 26.17% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.47% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27193	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/24/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 26.17% is less than Guideline LTV of 90%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 79.47% is less than Guideline CLTV of 90%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27445	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/26/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.84% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.61% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27445	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/24/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.84% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.61% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27445	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/24/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 14.84% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 66.61% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27498	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/24/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 35.28% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27498	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/24/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 35.28% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
RCKT2026CES27498	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/25/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	12/29/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 35.28% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A